OTHER CURRENT LIABILITIES	3 Months Ended
Mar. 31, 2025
OTHER CURRENT LIABILITIES
OTHER CURRENT LIABILITIES	OTHER CURRENT LIABILITIES

In millions	March 31, 2025	December 31, 2024
Related to financing activities:
Payables related to derivatives	$26.3	$22.3
Accrued interest	7.9	23.2
Related to operating and other activities:
Accrued personnel costs	197.6	244.1
Accrued advertising and promotions	111.0	118.1
Contract liabilities	77.6	82.5
Sales and value-added taxes	68.6	54.3
Refund liabilities	44.1	41.8
Goods received not invoiced	41.0	45.5
Accrued royalties	4.2	6.7
Other accrued liabilities	76.6	49.4
Total	$654.9	$687.9